Organization and Description of Business	12 Months Ended
Jun. 30, 2025
Organization and Description of Business [Abstract]
Organization and description of business

Note 1 – Organization and description of business

Zeta Network Group (formerly known as Color Star Technology Co., Ltd., the “Company”, or “Zeta”) is an entertainment and education company which provides online entertainment performances and online music education services via its wholly-owned subsidiary, Color Star DMCC (“DMCC”). The Company also engages in cryptocurrency mining via its wholly-owned subsidiary, Model Queen Limited (“Model Queen”).

On June 29, 2025, the Company changed its name from “Color Star Technology Co., Ltd.” to “Zeta Network Group.”

CACM Group NY, Inc.

On August 20, 2018, CACM Group NY, Inc. (“CACM”) was incorporated in the State of New York and is 100% owned by the Company. Prior to September 2023, the Company is using CACM as its headquarters and as a holding company in the United States of America. Starting in September 2023, CACM has begun to provide minimal construction management consulting services.

Color Metaverse Pte. Ltd.

On February 21, 2022, Color Metaverse Pte. Ltd. (“Color Metaverse”), a private company limited by shares, was incorporated in Singapore and is wholly established and owned by the Company. As of the date of this report, Color Metaverse has not commenced operations.

Color Star Technology Ohio Inc.

On August 11, 2022, Color Star Technology Ohio Inc. (“Color Star Ohio”) was incorporated in the State of Ohio and is 100% owned by the Company. As of the date of this report, Color Star Ohio has not commenced operations.

Color Star DMCC

On January 23, 2023, Color Star DMCC (“DMCC”) was incorporated in the United Arab Emirates with share capital of AED 50,000 divided into 50 Shares of AED 1,000 nominal value and is 100% owned by the Company. DMCC was established to carry out the music industry business and its online cultural entertainment platform, Color World, after the disposition of Color Sky Entertainment Limited (“Color Sky”) in January 2023.

Model Queen Limited

On August 9, 2023, Model Queen Limited (“Model Queen”) was incorporated in Hong Kong Special Administrative Region and is 100% owned by the Company. Model Queen was established to carry out the cryptocurrency mining business.

Hainan Yuhai Entertainment Co. Ltd.

On September 14, 2023, Hainan Yuhai Entertainment Co. Ltd. (“Color Star Hainan”) was incorporated in the Hainan Province of the People’s Republic of China (PRC) with registered capital of RMB 5.0 million and is 100% owned by Model Queen. Color Star Hainan was established to carry out the entertainment industry business in PRC. On May 15, 2025, Color Star Hainan was dissolved.